CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Cash flows from operating activities:
Net income	$ 107,437	$ 68,969	$ 123,504
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	8,217	8,752	6,266
Amortization of prepaid land leases	270	261	281
Amortization of intangible assets	801	623	818
Allowance for doubtful accounts	8,033	9,760	10,918
Loss (gain) on disposal of long-lived assets	(2,053)	596	224
Impairment loss on property, plant and equipment	0	361	0
Goodwill impairment charge	0	11,211	0
Share of net (income) loss of equity investees	1,571	(3,607)	(7,834)
Gains on deconsolidation of the Company's interests in HollyCon	0	(14,514)	0
Gain on disposal of a subsidiary	0	(628)	0
Share-based compensation expenses	1,207	464	3,860
Deferred income tax (benefit) expenses	(1,525)	2,133	(462)
Acquisition-related consideration fair value adjustments	0	0	(1,745)
Accretion of convertible bond	230	230	230
Fair value adjustments of a bifurcated derivative	(75)	89	93
Changes in operating assets and liabilities:
Accounts receivable	(28,283)	(23,441)	(16,413)
Costs and estimated earnings in excess of billings	1,817	21,945	(36,971)
Inventories	(11,429)	(10,701)	(4,607)
Advances to suppliers	232	881	2,497
Other receivables	(9,973)	(6,767)	(2,481)
Deposits and other assets	19,389	(12,698)	(674)
Due from related parties	1,286	(6,819)	8,226
Accounts payable	4,113	23,563	8,272
Deferred revenue	28,150	28,168	(47,637)
Accruals and other payables	(3,163)	(21,013)	5,015
Due to related parties	3,023	801	351
Income tax payable	(1,124)	(1,779)	(4,558)
Other tax payables	(2,959)	(7,027)	(436)
Net cash provided by operating activities	125,192	69,813	46,737
Cash flows from investing activities:
Time deposits placed with banks	(179,194)	(154,810)	(107,118)
Purchases of property, plant and equipment	(2,304)	(3,711)	(7,887)
Maturity of time deposits	137,839	89,262	112,013
Proceeds from disposal of property, plant and equipment	376	64	74
Investment of equity/cost investees	(5,882)	(2,654)	0
Net cash reduced upon deconsolidation of a subsidiary	0	(16,140)	0
Acquisition of a subsidiary, net of cash acquired	(583)	(1,652)	0
Return of investment from a cost investee	0	88	0
Proceeds from sale of shares of a subsidiary	0	0	464
Net cash used in investing activities	(49,748)	(89,553)	(2,454)
Cash flows from financing activities:
Proceeds from short-term bank loans	5,942	10,061	4,138
Repayments of short-term bank loans	(11,334)	(4,932)	(17,020)
Proceeds from long-term bank loans	984	461	2,606
Repayments of long-term bank loans	(548)	(7,350)	(9,681)
Proceeds from exercise of options	0	6,322	5,441
Payment of dividends	(7,241)	(11,975)	0
Proceeds from issuance of shares of a subsidiary	0	0	7,736
Net cash used in financing activities	(12,197)	(7,413)	(6,780)
Effect of foreign exchange rate changes	4,788	(4,302)	(16,242)
Net increase (decrease) in cash and cash equivalents	68,035	(31,455)	21,261
Cash and cash equivalents, beginning of year	197,640	229,095	207,834
Cash and cash equivalents, end of year	265,675	197,640	229,095
Supplementary disclosures of cash flow information:
Interest	462	727	1,048
Income tax	24,896	13,918	19,099
Supplementary disclosures of significant non-cash transactions:
Acquisition of property, plant and equipment included in construction costs payable and accrued liabilities	4,374	7,266	4,439
Issuance of ordinary shares as purchase consideration in connection with the acquisition of Bond Group	$ 0	$ 0	$ 13,336